Annual Total Returns [BarChart] - BrandywineGLOBAL - Global Unconstrained Bond Fund - Class A	Mar. 01, 2021
Bar Chart Table:
Annual Return 2012	12.72%
Annual Return 2013	0.95%
Annual Return 2014	4.66%
Annual Return 2015	(5.65%)
Annual Return 2016	4.11%
Annual Return 2017	6.77%
Annual Return 2018	(3.50%)
Annual Return 2019	5.14%
Annual Return 2020	6.55%